Loans and advances, net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Allowance for loans and advances
Beginning balance	¥ (406,290)	$ (59,092)	¥ (67,528)	¥ (9,705)
Current year provision	(751,572)	(109,312)	(484,063)	(144,617)
Recoveries of loans previously written off	(28,258)	(4,110)	(18,943)	(9,268)
Write-offs	415,770	60,471	164,244	96,062
Ending balance	(770,350)	$ (112,043)	(406,290)	(67,528)
Loans receivable | Auto-backed loans
Allowance for loans and advances
Beginning balance	(5,149)		0	0
Current year provision	(7,864)		(5,149)	0
Recoveries of loans previously written off	0		0	0
Write-offs	0		0	0
Ending balance	(13,013)		(5,149)	0
Loans receivable | Other secured loans
Allowance for loans and advances
Beginning balance	(913)		0	0
Current year provision	(4,427)		(913)	0
Recoveries of loans previously written off	0		0	0
Write-offs	0		0	0
Ending balance	(5,340)		(913)	0
Loans receivable | Unsecured loans
Allowance for loans and advances
Beginning balance	(64,515)		0	0
Current year provision	4,106		(64,515)	0
Recoveries of loans previously written off	0		0	0
Write-offs	0		0	0
Ending balance	(60,409)		(64,515)	0
Acquired non-performing loans | Auto-backed loans
Allowance for loans and advances
Beginning balance	(252,174)		(67,156)	(9,705)
Current year provision	(430,213)		(327,453)	(142,715)
Recoveries of loans previously written off	(27,879)		(18,943)	(9,268)
Write-offs	242,492		161,378	94,532
Ending balance	(467,774)		(252,174)	(67,156)
Acquired non-performing loans | Other secured loans
Allowance for loans and advances
Beginning balance	(3,755)		0	0
Current year provision	(53,245)		(4,832)	(1,530)
Recoveries of loans previously written off	(24)		0	0
Write-offs	18,323		1,077	1,530
Ending balance	(38,701)		(3,755)	0
Acquired non-performing loans | Unsecured loans
Allowance for loans and advances
Beginning balance	(79,784)		(372)	0
Current year provision	(259,929)		(81,201)	(372)
Recoveries of loans previously written off	(355)		0	0
Write-offs	154,955		1,789	0
Ending balance	¥ (185,113)		¥ (79,784)	¥ (372)